SHARE-BASED PAYMENT ARRANGEMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Text block [abstract]
Share-Based Payment Arrangements
20.	SHARE-BASED PAYMENT ARRANGEMENTS

Employee Share Option Plan

Under the Company’s employee share option plan, qualified employees of the Company and its subsidiaries were granted 661,000 options in July 2010, 910,000 options in July 2011, 669,750 options in July 2012, 619,250 options in July 2013, 680,625 options in July 2014, 2,477,336 options in July 2015, 1,032,250 options in July 2016 and 825,833 options in September 2017. Each option entitles the holder to subscribe for one ordinary share of the Company. The options granted are valid for 10 years and exercisable at certain percentages once they have vested. No performance conditions were attached to the plan. The Company has no legal constructive obligation to repurchase or settle the options in cash.

The board of directors of the Company, as of July 26, 2016, resolved to double the number of shares underlying each outstanding award granted previously to reflect the subdivision ratio of the share split made in connection with the corporate restructuring of May 27, 2016. The exercise price for each award previously granted was correspondingly adjusted by a decrease of 50%. The modification did not cause any incremental adjustments to the fair value of the granted awards.

As of March 31, 2019, there are 14,227,545 ordinary shares issuable on the exercise of share options outstanding under the Company’s equity incentive plans.

Information on employee share options granted from July 2010 to July 2016 is as follows:

	For the three months Ended March 31
	2018		2019
	Number of Options	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price
Balance at January 1	6,887,523	$1.41	6,822,523	$1.41
Options forfeited	—	—	(32,167)	2.26

Balance at March 31	6,887,523	1.41	6,790,356	1.41

Options exercisable, end of period	5,825,816	1.25	6,595,294	1.38

Weighted-average fair value of options granted	$0.89		$0.89

Information on employee share options granted in September 2017 is as follows:

	For the three months Ended March 31
	2018		2019
	Number of Options	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price
Balance at January 1	755,833	$1.28	698,167	$1.28
Options forfeited	—	—	(51,334)	1.28

Balance at March 31	755,833	1.28	646,833	1.28

Options exercisable, end of period	—	—	—	—

Weighted-average fair value of options granted	$0.62		$0.62

Information on outstanding options as of March 31, 2019 is as follows:

July 2010		July 2011		July 2012		July 2013		July 2014		July 2015		July 2016		September 2017
Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)
$0.20-$0.80	1.3	$0.20-$0.80	2.3	$0.80	3.3	$0.80-$1.36	4.3	$1.36	5.3	$1.36-$1.88	6.3	$2.26	7.3	$1.28	8.5

Options granted in July of 2010, 2011, 2012, 2013, 2014, 2015, 2016 and September 2017 were priced using the binomial option pricing model, and the inputs to the model were as follows:

	July 2010	July 2011	July 2012	July 2013	July 2014	July 2015	July 2016	September 2017
Grant-date share price	$0.80	$0.80	$1.25	$1.36	$1.36	$1.88	$2.26	$1.28
Exercise price	$0.20-$0.80	$0.20-$0.80	$0.80	$0.80-$1.36	$1.36	$1.36-$1.88	$2.26	$1.28
Expected volatility	59.16%	54.26%-54.44%	52.25%	50.58%	50.86%	36.37%	39.34%	38.33%
Expected life (years)	10	10	10	10	10	10	10	10
Expected dividend yield	—	—	—	—	—	—	—	—
Risk-free interest rate	2.954%	2.96%-3.22%	1.61%	2.5%	2.58%	2.43%	1.46%	1.1027%

Expected volatility was based on the average annualized historical share price volatility of comparable companies before the grant date.

Compensation costs recognized for the three months ended March 31, 2018 and 2019 were $167,519 and $16,902, respectively.

Long Term Incentive Plan

On August 23, 2017 and July 30, 2018, the Company’s board of directors approved the 2017 and 2018 Senior Management Team (SMT) Long Term Incentive Plans (the “2017 LTIP” and “2018 LTIP”), respectively, which outlines awards that may be granted to qualified employees of the Company. These plans are applicable to the SMT of the Company and are used for long-term retention of key management. The LTIPs are each valid for ten years, and grantees of the bonus entitlement units can exercise their rights once they have vested. The Company shall pay the intrinsic value of the units awarded to the employees at the date of exercise of their awards, if redeemed by an employee.

As of March 31, 2019, there are 1,566,000 bonus entitlement units which have been granted under the 2017 LTIP by the Company. For the 1,462,000 units under the 2017 LTIP which were granted in 2017, they will vest in thirds each year after the first, second, and third anniversary of the award, and for the 104,000 units under the 2017 LTIP which were granted in 2018, they will vest in halves each year after the second and third anniversary of the award.

The value of the 2017 LTIP is measured based on the quoted share price. On July 30, 2018, the board of directors approved the modification of the 2017 LTIP which retrospectively changes the Taiwan share price to ADS price at a 5:1 conversion ratio. The LTIP are consider cash-settled awards and are measured at fair value. The change in fair value from the modification was insignificant and was recognized immediately in profit or loss.

The Company’s 2017 LTIP is described as follows:

	For the Three Months Ended March 31
	2018	2019
Balance at January 1	1,462,000	1,479,334
Awards granted	104,000	—
Awards forfeited	—	(164,667)

Balance at March 31	1,566,000	1,314,667

Balance exercisable, end of period	—	487,333

As of March 31, 2019, there are 241,142 bonus entitlement units which have been granted under the 2018 LTIP by the Company. For the 241,142 units under the 2018 LTIP, they will vest in thirds each year after the first, second, and third anniversary of the award. The value of the 2018 LTIP will be linked to the ADS price. All of the 2018 LTIP granted bonus entitlement units remained outstanding as of March 31, 2019.

The Company’s 2018 LTIP is described as follows:

For the Three Months Ended March 31, 2019
Balance at January 1	241,142
Awards forfeited	(38,141)

Balance at March 31	203,001

Balance exercisable, end of period	—

Each bonus entitlement unit grants the holders of the 2017 LTIP and the 2018 LTIP a conditional right to receive an amount of cash equal to the per-unit fair market value of the Company’s ordinary shares and ADSs, respectively, on the settlement date. The LTIPs qualify as cash-settled share-based payment transactions. The Company recognizes the liabilities in respect of its obligations under the LTIPs, which are measured based on the Company’s quoted market price of its ADSs at the reporting date, and takes into account the extent to which the services have been rendered to date.

Regarding the Company’s 2017 and 2018 LTIPs, the respective quoted fair value of the awards on the grant date was NT$33.45 (or $1.10) and $7.90, based on the Taiwan share price on August 23, 2017 and the closing price per ADS on July 30, 2018, respectively. The quoted fair value on the reporting date is based on the closing price per ADS of $3.60 and $4.29 as of December 31, 2018 and March 31, 2019, respectively.

The Company recognized total expenses of $585,000 and $269,310 in respect of the LTIPs for the three months ended March 31, 2018 and 2019, respectively. As of December 31, 2018 and March 31, 2019, the Company recognized compensation liabilities of $669,042 and $851,267 as current (classified as other payables) , respectively, and $289,613 and $365,230 as non-current, respectively.

19.	SHARE-BASED PAYMENT ARRANGEMENTS

New Shares Reserved for Subscription by Employees under Cash Injection

On February 28, 2017, the Company’s board of directors approved the issuance of 14,458,000 ordinary shares for initial public offering on the TPEx and simultaneously reserved 1,446,000 ordinary shares for subscription by employees according to the Company Act of the ROC, and employees were granted the share options to subscribe for all of the reserved ordinary shares on May 16, 2017.

The Group used the binomial option price model to determine the fair value of the share options granted to employees on May 16, 2017, and the related assumptions and the fair value of the options are as follows:

Share Options Granted on May 16, 2017
Grant-date share price (NT$)	$68.92
Exercise price (NT$)	$68.92
Expected volatility	37.33%
Expected life	0.02 year
Dividends yield	—
Risk-free interest rate	0.08%
Weighted-average fair value of options (NT$)	$1.44

Expected volatility was based on the average annualized historical share price volatility of the Company’s comparable companies before the grant date.

The aforementioned options granted to employees are accounted for and measured at fair value in accordance with IFRS 2. The recognized compensation costs were $8,032 for the year ended December 31, 2017 and were classified as “capital surplus – ordinary shares” after collecting the proceeds for employee share subscriptions.

Employee Share Option Plan

Under the Company’s employee share option plan, qualified employees of the Company and its subsidiaries were granted 661,000 options in July 2010, 910,000 options in July 2011, 669,750 options in July 2012, 619,250 options in July 2013, 680,625 options in July 2014, 2,477,336 options in July 2015, 1,032,250 options in July 2016 and 825,833 options in September 2017. Each option entitles the holder to subscribe for one ordinary share of the Company. The options granted are valid for 10 years and exercisable at certain percentages once they have vested. No performance conditions were attached to the plan. The Company has no legal constructive obligation to repurchase or settle the options in cash.

The board of directors of the Company, as of July 26, 2016, resolved to double the number of shares underlying each outstanding award granted previously to reflect the subdivision ratio of the share split made in connection with the corporate restructuring of May 27, 2016. The exercise price for each award previously granted was correspondingly adjusted by a decrease of 50%. The modification did not cause any incremental adjustments to the fair value of the granted awards.

As of December 31, 2018, there are 14,343,213 ordinary shares issuable on the exercise of share options outstanding under the Company’s equity incentive plans.

Information on employee share options granted from July 2010 to July 2016 is as follows:

	For the Year Ended December 31
	2016		2017		2018
	Number of Options	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price
Balance at January 1	5,946,461	$1.27	6,958,461	$1.42	6,887,523	$1.41
Options granted	1,032,250	2.26	—	—	—	—
Options forfeited	(20,250)	1.36	(70,938)	1.95	(5,000)	2.13
Options exercised	—	—	—	—	(60,000)	0.80

Balance at December 31	6,958,461	1.42	6,887,523	1.41	6,822,523	1.41

Options exercisable, end of period	4,830,503	1.20	5,825,816	1.30	6,595,294	1.38

Weighted-average fair value of options granted	$0.89		$0.89		$0.89

Information on employee share options granted in September 2017 is as follows:

	For the Year Ended December 31
	2017		2018
	Number of Options	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price
Balance at January 1	—	$—	755,833	$1.28
Options granted	825,833	1.28	—	—
Options forfeited	(70,000)	1.28	(57,666)	1.28

Balance at December 31	755,833	1.28	698,167	1.28

Options exercisable, end of period	—	—	—	—

Weighted-average fair value of options granted	$0.62		$0.62

Information on outstanding options as of December 31, 2018 is as follows:

July 2010		July 2011		July 2012		July 2013		July 2014		July 2015		July 2016		September 2017
Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)	Range of Exercise Price	Weighted- average Remaining Contractual Life (Years)
$0.20-$0.80	1.5	$0.20-$0.80	2.5	$0.80	3.5	$0.80-$1.36	4.5	$1.36	5.5	$1.36-$1.88	6.5	$2.26	7.5	$1.28	8.7

Options granted in July of 2010, 2011, 2012, 2013, 2014, 2015, 2016 and September 2017 were priced using the binomial option pricing model, and the inputs to the model were as follows:

	July 2010	July 2011	July 2012	July 2013	July 2014	July 2015	July 2016	September 2017
Grant-date share price	$0.80	$0.80	$1.25	$1.36	$1.36	$1.88	$2.26	$1.28
Exercise price	$0.20-$0.80	$0.20-$0.80	$0.80	$0.80-$1.36	$1.36	$1.36-$1.88	$2.26	$1.28
Expected volatility	59.16%	54.26%-54.44%	52.25%	50.58%	50.86%	36.37%	39.34%	38.33%
Expected life (years)	10	10	10	10	10	10	10	10
Expected dividend yield	—	—	—	—	—	—	—	—
Risk-free interest rate	2.954%	2.96%-3.22%	1.61%	2.5%	2.58%	2.43%	1.46%	1.1027%

Expected volatility was based on the average annualized historical share price volatility of comparable companies before the grant date.

Compensation costs recognized for the years ended December 31, 2016, 2017 and 2018 were $1,419,923, $769,595 and $451,060, respectively.

Long Term Incentive Plan

On August 23, 2017 and July 30, 2018, the Company’s board of directors approved the 2017 and 2018 Senior Management Team (SMT) Long Term Incentive Plans (the “2017 LTIP” and “2018 LTIP”), respectively, which outlines awards that may be granted to qualified employees of the Company. These plans are applicable to the SMT of the Company and are used for long-term retention of key management. The LTIPs are each valid for ten years, and grantees of the bonus entitlement units can exercise their rights once they have vested. The Company shall pay the intrinsic value of the units awarded to the employees at the date of exercise of their awards, if redeemed by an employee.

As of December 31, 2018, there are 1,566,000 bonus entitlement units which have been granted under the 2017 LTIP by the Company. For the 1,462,000 units under the 2017 LTIP which were granted in 2017, they will vest in thirds each year after the first, second, and third anniversary of the award, and for the 104,000 units under the 2017 LTIP which were granted in 2018, they will vest in halves each year after the second and third anniversary of the award.

The value of the 2017 LTIP is measured based on the quoted share price. On July 30, 2018 the board of directors approved the modification of the 2017 LTIP which retrospectively changes the share price Taiwan share price to ADS price at a 5:1 conversion ratio. The LTIP are consider cash-settled awards and are measured at fair value. The change in fair value from the modification was insignificant and was recognized immediately in profit or loss.

The Company’s 2017 LTIP is described as follows:

	For the Year Ended December 31
	2017	2018
Balance at January 1	—	1,462,000
Awards granted	1,462,000	104,000
Awards exercised	—	(86,666)

Balance at December 31	1,462,000	1,479,334

Balance exercisable, end of period	—	400,667

As of December 31, 2018, there are 241,142 bonus entitlement units which have been granted under the 2018 LTIP by the Company. For the 241,142 units under the 2018 LTIP, they will vest in thirds each year after the first, second, and third anniversary of the award. The value of the 2018 LTIP will be linked to the ADS price. All of the 2018 LTIP granted bonus entitlement units remained outstanding as of December 31, 2018.

The Company’s 2018 LTIP is described as follows:

For the Year Ended December 31, 2018
Balance at January 1	—
Awards granted	241,142

Balance at December 31	241,142

Balance exercisable, end of period	—

Each bonus entitlement unit grants the holders of the 2017 LTIP and the 2018 LTIP a conditional right to receive an amount of cash equal to the per-unit fair market value of the Company’s ordinary shares and ADSs, respectively, on the settlement date. The LTIPs qualify as cash-settled share-based payment transactions. The Company recognizes the liabilities in respect of its obligations under the LTIPs, which are measured based on the Company’s quoted market price of its ADSs at the reporting date, and takes into account the extent to which the services have been rendered to date.

Regarding the Company’s 2017 and 2018 LTIPs, the respective quoted fair value of the awards on the grant date was NT$33.45 (or $1.10) and $7.90, based on the Taiwan share price on August 23, 2017 and the closing price per ADS on July 30, 2018, respectively. The quoted fair value on the reporting date is based on the closing price of Taiwan share price of NT$33.20 (or $1.12) as of December 31, 2017 and the closing price per ADS of $3.60 as of December 31, 2018, respectively.

The Company recognized total expenses of $357,000 and $838,677 in respect of the LTIPs for the years ended December 31, 2017 and 2018, respectively. As of December 31, 2017 and 2018, the Company recognized compensation liabilities of $195,000 and $669,042 as current (classified as other payables) , respectively, and $162,000 and $289,613 as non-current, respectively.